Employee benefits - Costs recognized in the income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Overfunded pension plans
Costs recognized in the income statement
Service cost	$ 7	$ 7	$ 5
Interest on expense on liabilities	222	317	282
Interest income on plan assets	(297)	(432)	(406)
Interest expense on effect of (asset ceiling)/ onerous liability	74	114	124
Total of cost, net	6	6	5
Underfunded pension plans
Costs recognized in the income statement
Service cost	52	55	101
Interest on expense on liabilities	134	153	158
Interest income on plan assets	(107)	(123)	(127)
Total of cost, net	79	85	132
Other benefits
Costs recognized in the income statement
Service cost	18	10	36
Interest on expense on liabilities	64	57	59
Total of cost, net	$ 82	$ 67	$ 95